Subsequent Events (Details Narrative) $ in Thousands, € in Millions	Jan. 12, 2022 EUR (€)	Mar. 03, 2022 USD ($)	Dec. 31, 2021 USD ($)
Subsequent Event [Line Items]
Debt instrument outstanding amount | $			$ 5,000
Subsequent Event [Member] | SpaceMobile 2020 Incentive Award Plan [Member]
Subsequent Event [Line Items]
Debt instrument outstanding amount | $		$ 22,800
Subsequent Event [Member] | Nano Financing Agreement [Member]
Subsequent Event [Line Items]
Interest rate	7.00%
Consolidated cash exceeds	€ 4.0
Subsequent Event [Member] | AST and Science LLC [Member] | Nano Financing Agreement [Member]
Subsequent Event [Line Items]
Revolving Loan	1.5
Line of credit facility maximum borrowing capacity	€ 0.8
Interest rate	4.00%